INTANGIBLE ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 656	¥ 137	¥ 173
Expected amortization expense of intangible assets in next twelve months	6,641
Expected amortization expense of intangible assets year two	6,124
Expected amortization expense of intangible assets year three	405
Expected amortization expense of intangible assets year four	8
Expected amortization expense of intangible assets year five	8
Expected amortization expense of intangible assets thereafter	¥ 33